PREPAYMENTS AND OTHER ASSETS (Details) - USD ($)	Mar. 31, 2021	Mar. 31, 2020
PREPAYMENTS AND OTHER ASSETS
Rental and other deposits	$ 252,394	$ 230,073
Prepayments to suppliers and others	309,164	146,540
Interest receivable	11,746	25,317
Staff advances	31,220	24,207
Total prepayments and other assets	$ 604,524	$ 426,137